PREPAYMENTS AND OTHER CURRENT ASSETS - Summary of Prepayment And Other Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible value-added tax input	¥ 35,810	$ 4,938	¥ 26,330
Prepayments for CRO and other services	13,513	1,863	5,296
Deposits	3,998	551	3,355
Deferred expenses	3,489	481	408
Prepayment for raw materials	1,699	234	1,448
Others	893	125	714
Prepayments and other current assets	¥ 59,402	$ 8,192	¥ 37,551